8. REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfRevenueLineItems [Line Items]
Revenue	$ 1,071	$ 1,338	$ 1,436
Generation [member]
DisclosureOfRevenueLineItems [Line Items]
Revenue	559	819	604
Generation [member] | Energy sales to the Spot [member]
DisclosureOfRevenueLineItems [Line Items]
Revenue	179	249	274
Generation [member] | Energy sales by supply contracts [member]
DisclosureOfRevenueLineItems [Line Items]
Revenue	323	285	278
Generation [member] | Fuel self-supply [member]
DisclosureOfRevenueLineItems [Line Items]
Revenue	54	282	51
Generation [member] | Other sales [member]
DisclosureOfRevenueLineItems [Line Items]
Revenue	3	3	1
Oil and gas [member]
DisclosureOfRevenueLineItems [Line Items]
Revenue	228	178	458
Oil and gas [member] | Other sales [member]
DisclosureOfRevenueLineItems [Line Items]
Revenue	11	7	4
Oil and gas [member] | Oil, Gas and liquid sales [member]
DisclosureOfRevenueLineItems [Line Items]
Revenue	217	171	454
Holding and others [member]
DisclosureOfRevenueLineItems [Line Items]
Revenue	19	20	36
Holding and others [member] | Technical assistance services and administartion sales [member]
DisclosureOfRevenueLineItems [Line Items]
Revenue	19	20	36
Petrochemicals [member]
DisclosureOfRevenueLineItems [Line Items]
Revenue	265	321	338
Petrochemicals [member] | Petrochemicals sales [member]
DisclosureOfRevenueLineItems [Line Items]
Revenue	$ 265	$ 321	$ 338